Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Computers and Equipment
Property Plant And Equipment [Line Items]
Estimated Useful Lives	3 years
Furniture and Fixtures | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	4 years
Furniture and Fixtures | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold Improvement
Property Plant And Equipment [Line Items]
Estimated Useful Lives	Over the shorter of the expected life of leasehold improvement or the lease term
Software | Minimum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	3 years
Software | Maximum
Property Plant And Equipment [Line Items]
Estimated Useful Lives	10 years